Restatements of Prior Financial Informations (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Restatements of Prior Financial Informations (Textual)
Foreign currency translation adjustment	$ (73,987)	$ (246,478)